LINES OF CREDIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LINES OF CREDIT
Schedule of Lines of Credit
	September 30, 2024	December 31, 2023
National	$3,011,102	$3,918,523
Alpha	1,030,943	1,130,140
Pancreta	1,560,803	1,122,210
EFG	386,577	459,400
Ending balance	$5,989,425	$6,630,273

	December 31, 2023	December 31, 2022
National	$3,918,523	$3,103,605
Alpha	1,130,140	991,492
Pancreta	1,122,210	1,232,128
EFG	459,400	431,512
Ending balance	$6,630,273	$5,758,737